OTHER ACCRUED LIABILITIES	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
OTHER ACCRUED LIABILITIES

NOTE 5. OTHER ACCRUED LIABILITIES

Accrued liabilities consisted of the following:

	September 30,
	2011	December 31,
	(Unaudited)	2010
Payroll liabilities	$1,208,589	$998,410
Professional fees	29,367	118,946
Accrued legal claims payable	235,540	274,231
Other	15,768	—
GTC acquisition payable	125,000	—
Due to joint venture partner	—	2,185,000
OTHER ACCRUED LIABILITIES	$1,614,264	$3,576,587

NOTE 6

Other Accrued Liabilities

Accrued liabilities included the following as of December 31,

	2010	2009
Payroll liabilities	$998,410	$1,007,079
Professional fees	118,946	118,946
Accrued legal claims payable	274,231	—
Due to joint venture partner	2,185,000	2,185,000
Other accrued liabilities	$3,576,587	$3,311,025